Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Restatement [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member] Restatement [Member]	Common Class B [Member]	Common Stock [Member]	Common Stock [Member] Restatement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restatement [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Restatement [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement [Member]	Parent [Member]	Parent [Member] Restatement [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Restatement [Member]	Total	Restatement [Member]
Balances at Nov. 30, 2021				$ 216					$ 24,784				$ (5,000)						$ 20,000
Balance, shares at Nov. 30, 2021				2,156,250
Net loss			$ 88,130			$ 25,357													113,541
Sale of Private Placement Units	$ 47								4,737,453										4,737,500
Sale of Private Placement Units, shares	473,750
Deferred underwriting compensation									(3,018,750)										(3,018,750)
Issuance of Shares at Initial Public Offering	$ 863								86,249,137										86,250,000
Issuance of Shares at Initial Public Offering, shares	8,625,000
Underwriter’s fees and other issuance costs									(2,200,348)										(2,200,348)
Remeasurement of Class A common stock to redemption value	$ (863)								(87,111,637)										(87,112,500)
Remeasurement of Class A common stock to redemption value, shares	(8,625,000)
Class A Common Stock Measurement Adjustment									1,319,361				(1,319,361)
Remeasurement of Class A common stock subject to possible redemption to redemption amount													(821,712)						(821,712)
Net income													113,541						113,541
Balances at Nov. 30, 2022	$ 47			$ 216									(2,032,532)						(2,032,269)
Balance, shares at Nov. 30, 2022	473,750			2,156,250
Balances at Dec. 31, 2021							$ 10				$ (219,647)		1,819,304		$ 1,599,667				1,599,667
Balance, shares at Dec. 31, 2021							10,000
Net loss													(945,998)		(945,998)		4,836		(941,162)	$ (941,162)
Foreign currency translation adjustment											19,608				19,608				19,608
Net income																			(945,998)	(945,998)
Balances at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	$ (200,039)	(1,610,504)	$ 873,306	(1,810,270)	$ 673,277	4,836	$ 4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Balances at Nov. 30, 2022	$ 47			$ 216									(2,032,532)						(2,032,269)
Balance, shares at Nov. 30, 2022	473,750			2,156,250
Net loss			$ 388,396			$ 160,477													548,873
Remeasurement of Class A common stock subject to possible redemption to redemption amount													(668,842)						(668,842)
Additional amount deposited into trust for loan extension													(205,305)						(205,305)
Net income													548,873						548,873
Balances at Nov. 30, 2023	$ 47			$ 216									(2,357,806)						(2,357,543)
Balance, shares at Nov. 30, 2023	473,750			2,156,250
Balances at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	(200,039)	(1,610,504)	873,306	(1,810,270)	673,277	4,836	4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Net loss													171,127		171,127		722		171,849
Foreign currency translation adjustment											58,843				58,843				58,843
Net income																			171,127
Balances at Mar. 31, 2023	$ 47			$ 216			$ 1		9		141,196		(1,439,377)		(1,580,300)		5,558		(1,574,742)
Balance, shares at Mar. 31, 2023	473,750			2,156,250			10,000
Balances at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	(200,039)	(1,610,504)	873,306	(1,810,270)	673,277	4,836	4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Net loss														(1,654,391)		(1,654,391)		3,830	(1,650,561)	(1,650,561)
Foreign currency translation adjustment												2,999				2,999				2,999
Net income																			(1,654,391)
Balances at Dec. 31, 2023		$ 47			$ 216		$ 10	$ 1		$ 9	(197,040)	(197,041)	(781,085)	(2,765,403)	(978,115)	(2,962,171)	8,666	8,666	(969,449)	(2,953,505)
Balance, shares at Dec. 31, 2023		473,750			2,156,250		10,000	10,000
Balances at Nov. 30, 2023	$ 47			$ 216									(2,357,806)						(2,357,543)
Balance, shares at Nov. 30, 2023	473,750			2,156,250
Balances at Dec. 31, 2023		$ 47			$ 216		$ 10	$ 1		9	(197,040)	(197,041)	(781,085)	(2,765,403)	(978,115)	(2,962,171)	8,666	8,666	(969,449)	(2,953,505)
Balance, shares at Dec. 31, 2023		473,750			2,156,250		10,000	10,000
Net loss														(1,336,838)		(1,336,838)		319	(1,336,519)	(1,336,519)
Foreign currency translation adjustment												86,818				86,818				86,818
Sale of Private Placement Units								15		1,509,375						1,509,390				1,509,390
Sale of Private Placement Units, shares							149,443
Issuance of Common Stock during Merger								1,344		(1,369)						(25)				(25)
Issuance of Common Stock during Merger, shares							13,433,858
Deferred underwriting compensation										(645,860)						(645,860)				(645,860)
Convert Common Stock Class A and B to Common Stock		47			(216)			263
Convert Common Stock Class A and B to Common Stock, shares	(473,750)			(2,156,250)			2,630,000
Revaluation for SHRG note receivable and warrants										216,188						216,188				216,188
Change in Non-Controlling Interest Ketomei																		$ 155,514		$ 155,514
Net income																			(1,336,838)
Balances at Mar. 31, 2024							$ 1,623		$ 1,078,343		$ (110,223)		$ (4,102,241)		$ (3,132,498)		$ 164,499		$ (2,967,999)
Balance, shares at Mar. 31, 2024							16,223,301